CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 1,110	$ 1,011	$ 1,546
Other comprehensive (loss) income, net of tax:
Currency translation adjustments, net of tax expense (benefit) of ($51) in 2020, ($5) in 2019 and $(52) in 2018	367	(95)	(323)
Pension and other postretirement benefit plans, net of tax expense of $40 in 2020 $130 in 2019, and $10 in 2018	141	408	33
Hedging activities, net of tax expense (benefit) of ($34) in 2020, $(11) in 2019, and $3 in 2018	(112)	(39)
Hedging activities, net of tax expense (benefit) of ($34) in 2020, $(11) in 2019, and $3 in 2018			9
Total other comprehensive (loss) income, net of tax	396	274	(281)
Comprehensive income	1,506	1,285	1,265
Less: Comprehensive income attributable to noncontrolling interests	8	10	0
Comprehensive income attributable to Baxter stockholders	$ 1,498	$ 1,275	$ 1,265